Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended											0 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Broadband [Member]	Dec. 31, 2012 Broadband [Member]	Dec. 31, 2012 Customer Base [Member]	Dec. 31, 2012 Trade Names and Trademarks [Member]	Dec. 31, 2012 Patents and Technologies [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Jan. 14, 2011 Predecessor [Member]
Finite-Lived Intangible Assets [Line Items]
Pretax impairment charge								$ 15,000,000	$ 8,300,000	$ 6,000,000
Aggregate weighted-average amortization period			12 years 7 months 6 days
Amortization expense for intangible assets	44,298,000	43,280,000									174,887,000	175,676,000	171,229,000	3,119,000
Impairment charge			$ 36,200,000	$ 0	$ 80,200,000						$ 36,200,000		$ 80,200,000
Discount rate used for goodwill impairments						11.00%	11.50%